EQUITY (Tables)	6 Months Ended
Jun. 30, 2024
Equity [abstract]
Disclosure of classes of share capital
Our company’s equity is comprised of the following shares:

	Class C shares
	Shares outstanding (Shares)	Share capital (US$ Millions)
Balance at January 1, 2023	2,103,677	$53
Share issuance	9,013,983	339
Balance at December 31, 2023 and June 30, 2024	11,117,660	$392